REVENUE AND OTHER OPERATING INCOME - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 140,603	$ 112,758
Voyages in progress
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	67,305	46,772
Trade accounts receivable
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	58,929	54,892
Related party receivables
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	11,119	6,522
Other current assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 3,250	$ 4,572